INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
INVENTORIES
Raw materials	¥ 3,342,833		¥ 4,543,103
Work-in-progress	1,949,539		2,103,946
Finished goods	7,217,050		11,568,488
Total	12,509,422		18,215,537		$ 1,713,784
Inventory provision	3,315,000	$ 454,184	2,859,081	¥ 1,819,166
Inventories with net book value	¥ 2,600,000		¥ 4,362,000